Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Line Items]
Interests-free loan	$ 3,000,000	$ 6,000,000
Prepaid consideration		3,800,000
Individual as prepayment		2,000,000
bad debt expense			$ 321,100	$ 1,129,993
Wrote off bad debt provision		144,986		$ 1,129,993
Series of Individually Immaterial Business Acquisitions [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Total consideration		6,000,000
NWTN [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Interests-free loan		$ 1,000,000
Equity interests		4.30%